SEGMENT INFORMATION (Tables)	12 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
The following tables provide the business segment information for the year ended June 30, 2021 and 2020.

The following tables provide the business segment information for the year ended June 30, 2021 and 2020.

	For the Year Ended June 30, 2021
	Lithume battery-related	Smart energy	Photoelectric display	Service contracts	Unallocated items	Total

Revenues	$1,084,083	$0	$13,203,189	$41,054	$0	$14,328,326
Cost of Revenues	982,814	0	11,057,298	10,290	0	12,050,402
Gross profit (loss)	101,269	0	2,145,891	30,764	0	2,277,924
Operating expenses	8,590	10,804	1,707,702	29,819	214,012	1,970,927
Income (loss) from operations	92,679	(10,804)	438,189	945	(214,012)	306,997
Net income (loss)	$88,918	$(10,614)	$445,494	$948	$(931,353)	$(406,607)

	For the Year Ended June 30, 2020
	Smart energy	Photoelectric display	Service contracts	Unallocated items	Total

Revenues	$1,709,799	$18,183,974	$705,455	$0	$20,599,228
Cost of Revenues	1,630,684	15,431,065	444,684	0	17,506,433
Gross profit	79,115	2,752,909	260,771	0	3,092,795
Operating expenses	12,708	1,743,219	33,191	953,506	2,742,624
Income (loss) from operations	66,407	1,009,690	227,580	(953,506)	350,171
Net income (loss)	$58,151	$834,284	$204,848	$(1,374,951)	$(277,668)